Taxation - Additional information (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Income Taxes [Abstract]
Normal applicable rate of tax	9.89%	26.80%	13.63%	11.97%